Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras PE Intelligence Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Hatteras PE Intelligence Fund (the “Fund”) seeks investment results comparable to the returns of the Nomura QES Modeled Private Equity Returns Index (Bloomberg: NMQPERI<INDEX>) (the “Reference Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the Reference Index and therefore, to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds, without directly or indirectly investing in private equity funds. The Reference Index is provided by Nomura International plc (the “Index Provider”). The Reference Index is based on a quantitative model (the “PERI Model”) developed by Quantitative Equity Strategies, LLC (“QES” or the “Index Information Provider”), using data provided by Preqin Ltd.

The Fund seeks to achieve its investment objective by investing primarily in a combination of equity securities, total return swaps, notional cash deposits in various currencies and derivatives that, as a whole, are expected to produce returns that track the price performance of the Reference Index. The Fund may invest in equity securities of companies of any capitalization. The Fund is classified as non-diversified. A non-diversified investment company may invest in the securities of fewer issuers at any one time than diversified funds. The Fund will generally buy securities and hold notional currency positions that the Adviser expects will give the Fund economic exposure similar to that of the respective constituents of the Reference Index and sell securities whose exposure is greater than that of the corresponding constituents of the Reference Index.

The Reference Index is rebalanced weekly. The Adviser expects that the Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The equity securities in which the Fund invests include common stocks and shares of non-affiliated investment companies (such as exchange-traded funds (“ETFs”)) that invest primarily in the constituent equity securities of broad-based U.S. equity indices that focus on specific market sectors (e.g., the S&P 500® Energy Total Return Index).

The total return swaps in which the Fund participates will expose the Fund to the performance of the Reference Index or broad-based U.S. equity indices in exchange for the return on the relevant basket of equity securities, including shares of other investment companies or ETFs. The Fund may invest in total return swaps with respect to up to 100% of the Fund’s total assets. To the extent the Fund enters into swap agreements, the Fund will maintain collateral, consisting of cash, cash equivalents and liquid securities to comply with applicable legal requirements.

The Reference Index and PERI Model

The Reference Index tracks the performance of an innovative rules-based proprietary model (the “PERI Model”) that seeks to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds (the “PERI Targeted Return”). The PERI Model seeks to provide the PERI Targeted Return by dynamically allocating, on a weekly basis, to U.S. equity indices that focus on specific market sectors and notional cash deposits in various currencies. The PERI Model (and therefore the Reference Index) does not invest directly or indirectly in private equity funds.

The PERI Model incorporates both fund level and deal level data associated with broad-based global investments in private equity buyout funds that is received from Preqin Ltd. This data may include information such as deal size, deal dates (both purchase and sale), industry codes and the currency in which the private equity buyout funds is denominated. Based on research conducted by QES and others, the PERI Model uses this information as well as other information and financial models to identify the market capitalization, sector and currency exposures which seek to produce returns similar to those of the private equity buyout funds. The Reference Index constituents are large cap equity sector indices (e.g., S&P 500® Energy Total Return Index), mid cap equity sector indices (e.g., S&P 400® Utilities Total Return Index) and currencies (e.g., U.S. Dollar, Euro, Japanese Yen). As of June 30, 2013, the Reference Index was composed approximately one-third of mid cap equity sector indices, one-half of notional currency deposits and the remainder of large cap equity sector indices.

The Reference Index is intended to be investible, and, as a result, the level of the Reference Index will take into account fees and costs that would be payable in replicating the Reference Index, as well as reflecting any impediments to replicating the Reference Index (e.g., as a result of disruptions occurring to the constituents of the Reference Index).

The Fund will generally hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies and money market instruments or other securities.

All information contained in this prospectus regarding the Reference Index including, without limitation, its makeup, performance, method of calculation and changes in its constituents, has been taken from publicly available sources and the index methodology (the “Index Methodology”), which is available at (https://www.nomura.com/peri) and is summarized in, but not incorporated by reference into, this prospectus.  The Index Methodology is a document that is proprietary to the Index Provider.  The Index Methodology reflects the policies of, and is subject to change by, the Index Provider. We have not independently verified the information taken from publicly available sources. We accept responsibility for the information contained in the Index Methodology, to the extent that such information is accurately reproduced in this prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•
Currency Risk: Foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

•
Derivative Instruments Risk: The Fund may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
ETF Risk: In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. The market price of the ETF’s shares may trade at a discount to their net asset value. Additionally, ETFs have management fees, which increase their cost.

•
High Portfolio Turnover Rate Risk: The Fund’s investment strategy may result in high turnover rates. A high portfolio turnover rate may increase the Fund’s short-term capital appreciation and increase brokerage commission costs, which may negatively impact the Fund’s performance. Rapid portfolio turnover also exposes the Fund’s shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
New Fund Risk: The Fund is a recently-formed entity with limited or no operating history upon which prospective investors may evaluate its future performance.  As such, there can be no assurances that the Fund will be able to implement its investment strategy or achieve its investment objective.

•
PERI Model Risk: Because the Fund seeks to track the Reference Index, which uses the PERI Model, the Fund is subject to the risks associated with the development and implementation of the PERI Model, including that:

o
there can be no assurance that the assumptions used by the PERI Model to determine the drivers of private equity buyout funds are correct or that the PERI Model will be able to capture any performance based on these drivers using public market equivalents alone;

o
the PERI Model is based on an analysis of the returns of private equity buyout funds based on the amount private equity investors commit to invest, rather than the amounts they actually invested, which may differ significantly;

o
the data provided to Preqin, Ltd., including valuations of deals and committed capital, and used by the PERI Model may be inaccurate and may not accurately reflect the private equity buyout fund industry due to survivorship bias; and

o	the returns from the PERI Model (and therefore the Reference Index) may differ significantly from the return of a direct investment in one or more private equity buyout funds.

•
Proprietary Strategy Risk: The Reference Index and the PERI Model may not be successful.  The Reference Index follows a proprietary strategy.  No assurance can be given that the Reference Index or the PERI Model will achieve its stated investment objective of providing a return similar to that which could be achieved through a broad-based global investment in private equity buyout funds.  The Reference Index and the PERI Model have each been constructed on the basis of certain historically observed trends, correlations or assumptions, none of which may be realized during the life of the Fund.

•
Historical Performance of the Reference Index Risk: The historical performance of the Reference Index is not an indication of its future performance.  It is impossible to predict whether the level of the Reference Index will rise or fall.  The actual performance of the Reference Index over the life of the Fund may bear little relation to the historical levels of the Reference Index. There is no assurance as to how the Reference Index will perform in either absolute terms or in relative terms.  Specifically, there can be no assurance as to how the Reference Index will perform in relation to the performance of equities (either to the equity indices referenced by the Reference Index, to an investment in private equity funds or to any other measure of private equity returns) or any other asset class.

•
Index Information Provider Failure: The Reference Index provides the performance of the PERI Model using the weekly weightings provided by the Index Information Provider to the Index Provider.  In the event that the Index Information Provider is unable or fails to duly provide such weightings, the Reference Index may not be able to provide the performance of the PERI Model and this may lead to the Index Provider making adjustments to, or cancelling, the Reference Index.  The Index Information Provider relies on, among other things, private equity buyout data provided by Preqin Ltd. and in the event that such information is no longer available or reliable, the PERI Model (and therefore the Reference Index) may not be able to continue.

•
Lack of Information on PERI Model: The Reference Index is based on the PERI Model, which is a proprietary systematic algorithmic model owned and operated by the Index Information Provider.  Further details of the PERI Model may not be disclosed to investors in the Fund and therefore, investors must have sufficient skill and expertise (or be able to obtain such advice or assistance from professional advisors) to make an assessment of the risks and merits of an investment in the Fund without additional information on the PERI Model.

•
Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund’s direct fees and expenses.

•
Smaller Sized Companies Risk: The Fund may invest in other investment companies or participate in swap agreements that expose it to the risks of stocks issued by mid-sized companies. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Swap Agreement Risk: The Fund may enter into equity and index swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Tracking Risk: The Fund’s performance may vary substantially from the performance of the Reference Index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here that shows changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hatterasfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here that shows changes in the Fund's performance from year to year and how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-569-2382
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hatterasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 652

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.